Fees Summary	Nov. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 782,411,930.00
Previously Paid Amount	62,741.08
Total Fee Amount	68,069.84
Total Offset Amount
Net Fee	$ 5,328.76
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A